Cash flow information (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Reconciliation of Net Income to Net Cash Flow Generated from Operating Activities and Other Non-cash Transactions
(a)	Reconciliation of net income to net cash flow generated from operating activities before interest and tax

	Year Ended December 31,
	2017	2016

Income from continuing operations	$110,928	$106,622

Adjustments for:
Depreciation and amortization	307,604	365,344
Finance items:
Interest income	(156,278)	(91,234)
Interest and accretion expense	153,350	115,868
Realized and unrealized (gains) losses on financial instruments	(6,704)	1,184
Unrealized foreign exchange (gains) losses	(219)	(1,066)
Inventory write downs (reversals)	(15,552)	14,536
Write down of carrying value of property, plant and equipment	2,729	5,380
Tax prepayment offset	-	20,802
Income and other taxes	(154,013)	(110,291)
Other items	491	3,340
Net change in non-cash operating working capital items:
(Increase) decrease in:
Inventories	(13,885)	47,166
Trade, other receivables and prepaid expenses	14,439	(20,113)
(Decrease) increase in:
Trade and other payables	52,009	(23,076)
Deferred revenue	30,896	(35,302)
Cash generated from operating activities before interest and tax	$325,795	$399,160

(b)	Supplementary information regarding other non-cash transactions

The non-cash investing and financing activities relating to operations not already disclosed in the consolidated statements of cash flows were as follows:

	Year Ended December 31,
	2017	2016
Investing activities
Tax prepayment	$-	$20,802
Change in accounts payable and accrued liabilities related to purchase of property, plant and equipment	110,782	106,227